Loss Per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share

Note 6. Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$(405,062)	$(6,941)	$(454,751)	$(8,059)

Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	55,086	54,394	54,851	54,201

Net loss per share attributable to Stratasys Ltd.
Basic	$(7.35)	$(0.13)	$(8.29)	$(0.15)
Diluted	$(7.35)	$(0.13)	$(8.29)	$(0.15)

The computation of diluted net loss per share excluded share awards of 4.8 million shares and 4.5 million shares for the three and nine months ended September 30, 2020 and 2019, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.